UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2017 Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Large Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 98.9%
Communications - 1.5%
SBA Communications Corp. *	4,600	662,630
Verizon Communications, Inc.	20,925	1,035,578

		1,698,208

Consumer Durables - 1.0%
Electronic Arts, Inc. *	10,300	1,216,018

Consumer Non-Durables - 5.7%
Estee Lauder Cos., Inc. - Class A	18,675	2,013,912
NIKE, Inc.	17,350	899,598
PepsiCo, Inc.	23,900	2,663,177
Philip Morris International, Inc.	2,600	288,626
Procter & Gamble Co.	8,800	800,624

		6,665,937

Consumer Services - 8.3%
CBS Corp.	15,000	870,000
Marriott International, Inc.	12,700	1,400,302
Starbucks Corp.	39,000	2,094,690
Visa, Inc.	36,700	3,862,308
Walt Disney Co.	14,600	1,439,122

		9,666,422

Electronic Technology - 14.3%
Apple, Inc.	46,325	7,139,609
Applied Materials, Inc.	55,600	2,896,204
Broadcom, Ltd.	13,000	3,153,020
Ciena Corp. *	37,000	812,890
Intel Corp.	16,800	639,744
NVIDIA Corp.	8,125	1,452,506
Skyworks Solutions, Inc.	4,700	478,930

		16,572,903

Energy Minerals - 1.2%
Marathon Petroleum Corp.	18,600	1,043,088
Pioneer Natural Resources Co.	2,300	339,342

		1,382,430

Finance - 5.8%
Bank of America Corp.	14,400	364,896
Chubb, Ltd.	5,450	776,898
Goldman Sachs Group, Inc.	5,400	1,280,826
JPMorgan Chase & Co.	20,600	1,967,506
Legg Mason, Inc.	18,300	719,373
Prudential Financial, Inc.	5,700	606,024
T Rowe Price Group, Inc.	10,500	951,825

		6,667,348

Name of Issuer	Quantity	Fair Value ($)
Health Services - 3.6%
Centene Corp. *	14,000	1,354,780
Humana, Inc.	3,500	852,705
UnitedHealth Group, Inc.	10,025	1,963,396

		4,170,881

Health Technology - 9.6%
AbbVie, Inc.	15,900	1,412,874
Alexion Pharmaceuticals, Inc. *	4,700	659,363
Allergan, PLC	4,200	860,790
Boston Scientific Corp. *	42,400	1,236,808
Celgene Corp. *	8,975	1,308,735
Gilead Sciences, Inc.	8,400	680,568
Incyte Corp. *	10,850	1,266,629
Johnson & Johnson	13,700	1,781,137
Pfizer, Inc.	22,600	806,820
Thermo Fisher Scientific, Inc.	5,850	1,106,820

		11,120,544

Process Industries - 3.7%
DowDuPont, Inc.	17,800	1,232,294
Ecolab, Inc.	14,500	1,864,845
Sherwin-Williams Co.	3,400	1,217,336

		4,314,475

Producer Manufacturing - 8.3%
3M Co.	7,450	1,563,755
Honeywell International, Inc.	13,425	1,902,860
Ingersoll-Rand, PLC	10,100	900,617
Parker-Hannifin Corp.	5,000	875,100
Raytheon Co.	12,225	2,280,940
Rockwell Automation, Inc.	4,925	877,684
United Technologies Corp.	10,300	1,195,624

		9,596,580

Retail Trade - 5.7%
Amazon.com, Inc. *	1,900	1,826,565
CVS Health Corp.	3,800	309,016
Home Depot, Inc.	14,200	2,322,552
TJX Cos., Inc.	16,600	1,223,918
Ulta Beauty, Inc. *	3,975	898,588

		6,580,639

Technology Services - 25.6%
Accenture, PLC	12,275	1,657,984
Adobe Systems, Inc. *	16,400	2,446,552
Alphabet, Inc. - Class A *	1,850	1,801,382
Alphabet, Inc. - Class C *	5,966	5,722,050
ANSYS, Inc. *	7,500	920,475
Autodesk, Inc. *	4,200	471,492
Cognizant Technology Solutions Corp.	21,800	1,581,372
Facebook, Inc. *	26,700	4,562,229
Microsoft Corp.	71,400	5,318,586

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Oracle Corp.	22,800	1,102,380
PayPal Holdings, Inc. *	21,500	1,376,645
priceline.com, Inc. *	1,175	2,151,214
salesforce.com, Inc. *	5,400	504,468

		29,616,829

Transportation - 4.0%
Alaska Air Group, Inc.	11,900	907,613
Delta Air Lines, Inc.	21,615	1,042,275
FedEx Corp.	6,900	1,556,502
Union Pacific Corp.	9,800	1,136,506

		4,642,896

Utilities - 0.6%
NextEra Energy, Inc.	5,000	732,750

Total Common Stocks (cost: $64,176,958)		114,644,860

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91% (cost: $1,016,622)	1,016,622	1,016,622

Total Investments in Securities - 99.8% (cost: $65,193,580)		115,661,482
Other Assets and Liabilities, net - 0.2%		189,465

Total Net Assets - 100.0%		$115,850,947

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	114,644,860	—	—	114,644,860
Short-Term Securities	1,016,622	—	—	1,016,622

Total:	115,661,482	—	—	115,661,482

**   For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2017 is included with the Fund’s schedule of investments.

At September 30, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$51,187,007	($719,105)	$50,467,902	$65,193,580

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: November 3, 2017

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date: November 3, 2017